Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party debt consists of the following as of August 31, 2015 and 2014, respectively:

	2015	2014
1 note payable to related party bearing interest at 4%
payable due March 21, 2017
Balance at beginning of year	$-	$75,000
Advances received	125,000	-
Payments made	(25,000)	(75,000)
Balance at end of year	100,000	-
Less current portion		-
Due after one year	$100,000	$-